Income Taxes - Schedule of Uncertain Tax Positions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Tax Disclosure [Abstract]
Unrecognized tax exposure at beginning of year	$ 16,810	$ 23,457	$ 22,093
Increases as a result of positions taken in prior period	1,689		750
Decreases as a result of positions taken in prior period	(128)	(15,506)	(4,794)
Increases as a result of positions taken in current period	9,817	8,859	5,408
Unrecognized tax exposure at end of year	$ 28,188	$ 16,810	$ 23,457